Nationwide Bailard Cognitive Value Fund
Summary Prospectus February 28, 2022

Class/Ticker A NWHDX C NWHEX M NWHFX R6 NWHGX Institutional Service Class NWHHX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, each dated February 28, 2022 (as may be supplemented or revised), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective
The Nationwide Bailard Cognitive Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 90 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 99 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class C Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.50%	0.30%	0.25%	0.25%	0.50%
Total Annual Fund Operating Expenses	1.50%	2.05%	1.00%	1.00%	1.25%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that
SP-CV (2/22)
Summary Prospectus February 28, 2022

Nationwide Bailard Cognitive Value Fund

may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$719	$1,022	$1,346	$2,263
Class C Shares	308	643	1,103	2,379
Class M Shares	102	318	552	1,225
Class R6 Shares	102	318	552	1,225
Institutional Service Class Shares	127	397	686	1,511
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$208	$643	$1,103	$2,379
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199.77% of the average value of its portfolio.
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks of small-cap value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell 2000® Value Index. The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.
As part of the portfolio management of the Fund, the subadviser employs Behavioral Finance techniques in an attempt to capitalize on investors’ behavioral biases and cognitive errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (e.g., “trial and error” or “rule of thumb” biases) and cognitive errors. The subadviser attempts to exploit investors’ biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors. In addition to evaluating traditional risk measures, the subadviser assesses the risk profiles of environmental, social and governance (“ESG”) factors on companies in which the Fund may invest. The subadviser’s assessment is based on a proprietary scoring matrix to rate each company in the investable universe based on its potential exposure to ESG risk factors. Companies that the subadviser perceives as having high levels of ESG risk and/or significant negative externalities associated with their products or services may be excluded from investment consideration. At times the subadviser may emphasize certain industries or sectors. The Fund may invest up to 25% of its net assets in U.S. dollar-denominated stocks of foreign companies.
The Fund may also engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk– stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Summary Prospectus February 28, 2022

Nationwide Bailard Cognitive Value Fund

Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.
Selection risk – selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Micro-cap risk – investing in micro-cap companies involves greater risk than investing in small-, medium- or large- capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Behavioral Finance techniques risk– the criteria used in implementing Behavioral Finance techniques and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. There can be no guarantee that the subadviser will be successful in applying Behavioral Finance techniques to successfully predict investor behavior to exploit stock price anomalies, and the Fund may underperform funds that do not employ such techniques.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Environmental, Social and Governance investing risk – the risk that, because the Fund’s ESG strategy may select or exclude securities of certain issuers for reasons other than investment performance, the Fund’s performance will differ from or underperform compared to funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the Fund’s subadviser or any judgment exercised by the subadviser will reflect the opinions of any particular investor.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The Fund has adopted the historical performance of the HighMark Cognitive Value Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no
Summary Prospectus February 28, 2022

Nationwide Bailard Cognitive Value Fund

cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns– Class A Shares
(Years Ended December 31,)

Highest Quarter:	32.82%	–	4Q 2020
Lowest Quarter:	-34.38%	–	1Q 2020
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C, Class M and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class M and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Class A Shares– Before Taxes	27.72%	7.51%	10.61%
Class A Shares– After Taxes on Distributions	26.06%	5.98%	8.54%
Class A Shares– After Taxes on Distributions and Sales of Shares	17.18%	5.47%	7.79%
Class C Shares– Before Taxes	33.51%	7.97%	10.45%
Class M Shares– Before Taxes	35.96%	9.15%	11.64%
Class R6 Shares– Before Taxes	35.91%	9.13%	11.62%
Institutional Service Class Shares– Before Taxes	35.81%	9.00%	11.53%
Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	28.27%	9.07%	12.03%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Bailard, Inc.
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Thomas J. Mudge III, CFA	Senior Vice President and Director, Equity Research	Since 2006
Blaine Townsend, CIMC, CIMA	Executive Vice President and Director, Sustainable, Responsible and Impact Investing Group	Since 2020
Osman Akgun, PhD, CFA	Vice President, Domestic Equities	Since 2021
Summary Prospectus February 28, 2022

Nationwide Bailard Cognitive Value Fund

Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class M: $5,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50

Minimum Additional Investment Class A, Class C, Class M: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201- 0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Summary Prospectus February 28, 2022

Nationwide Bailard Cognitive Value Fund

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Summary Prospectus February 28, 2022

Nationwide Bailard Cognitive Value Fund